Leases - Schedule of Lease Liabilities (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Schedule of Lease Liabilities [Abstract]
Operating lease liabilities – current portion	$ 111,073		$ 126,227
Operating lease liabilities – non-current portion	102,875		147,587
Lease liabilities recognized in the consolidated balance sheet	213,948		$ 273,814
Total operating lease expense	132,231	$ 130,229
ROU assets obtained in exchange for operating lease liabilities		310,842
Interest on leases obligations	$ 6,843	$ 5,446
Weighted-average remaining lease term – operating leases	1 year 8 months 12 days		2 years 2 months 12 days
Weighted-average discount rate – operating leases	5.625%		5.625%